Investments in Subsidiaries - Summary of Company's Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 HKD ($) shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 ¥ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 RUB (₽) shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Disclosure of subsidiaries [Line Items]
Issued share capital, value	¥ 254,056,000,000								¥ 179,102,000,000	¥ 179,102,000,000	¥ 179,101,000,000
China United Network Communications Corporation Limited [member]
Disclosure of subsidiaries [Line Items]
Name	CUCL
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Apr. 21, 2000
Nature of legal entity	limited liability company
Issued share capital, value	¥ 213,044,797,828
Principal activities and place of operation	Telecommunications operation in the PRC
China United Network Communications Corporation Limited [member] | Direct [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Global Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Global Limited
Place of incorporation/establishment	Hong Kong
Date of incorporation/establishment	May 29, 2015
Nature of legal entity	limited company
Issued share capital, value | $		$ 137,745,892
Principal activities and place of operation	Investment holding
China Unicom Global Limited [member] | Direct [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Hong Kong) Operations Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Hong Kong) Operations Limited
Place of incorporation/establishment	Hong Kong
Date of incorporation/establishment	May 24, 2000
Nature of legal entity	limited company
Issued share capital, value | $		$ 1,510,100,000
Principal activities and place of operation	Telecommunications service in Hong Kong
China Unicom (Hong Kong) Operations Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Americas) Operations Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Americas) Operations Limited
Place of incorporation/establishment	USA
Date of incorporation/establishment	May 24, 2002
Nature of legal entity	limited company
Issued share capital, shares | shares	5,000	5,000					5,000	5,000
Issued share capital, par value | $ / shares					$ 100
Principal activities and place of operation	Telecommunications service in the USA
China Unicom (Americas) Operations Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Europe) Operations Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Europe) Operations Limited
Place of incorporation/establishment	The United Kingdom
Date of incorporation/establishment	Nov. 08, 2006
Nature of legal entity	limited company
Issued share capital, shares | shares	4,861,000	4,861,000					4,861,000	4,861,000
Issued share capital, par value | £ / shares			£ 1
Principal activities and place of operation	Telecommunications operation in the United Kingdom
China Unicom (Europe) Operations Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Japan) Operations Corporation [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Japan) Operations Corporation
Place of incorporation/establishment	Japan
Date of incorporation/establishment	Jan. 25, 2007
Nature of legal entity	limited company
Issued share capital, shares | shares	1,000	1,000					1,000	1,000
Issued share capital, par value | ¥ / shares				¥ 366,000
Principal activities and place of operation	Telecommunications operation in Japan
China Unicom (Japan) Operations Corporation [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Singapore) Operations Pte Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Singapore) Operations Pte Limited
Place of incorporation/establishment	Singapore
Date of incorporation/establishment	Aug. 05, 2009
Nature of legal entity	Limited company
Issued share capital, shares | shares	30,000,000	30,000,000					30,000,000	30,000,000
Issued share capital, par value | ¥ / shares	¥ 1
Principal activities and place of operation	Telecommunications operation in Singapore
China Unicom (Singapore) Operations Pte Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (South Africa) Operations (Pty) Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (South Africa) Operations (Pty) Limited
Place of incorporation/establishment	South Africa
Date of incorporation/establishment	Nov. 19, 2012
Nature of legal entity	limited liability company
Principal activities and place of operation	Dormant
China Unicom (South Africa) Operations (Pty) Limited [member] | Direct [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (MYA) Operations Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (MYA) Operations Company Limited
Place of incorporation/establishment	The Republic of the Union of Myanmar ("Myanmar")
Date of incorporation/establishment	Jun. 07, 2013
Nature of legal entity	limited liability company
Issued share capital, shares | shares	2,150,000	2,150,000					2,150,000	2,150,000
Issued share capital, par value | $ / shares					$ 1
Principal activities and place of operation	Communications technology training in Myanmar
China Unicom (MYA) Operations Company Limited [member] | Direct [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	30.00%
China Unicom (MYA) Operations Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	70.00%
China Unicom (Australia) Operations Pty Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Australia) Operations Pty Limited
Place of incorporation/establishment	Australia
Date of incorporation/establishment	May 27, 2014
Nature of legal entity	limited liability company
Issued share capital, shares | shares	4,350,000	4,350,000					4,350,000	4,350,000
Issued share capital, par value | $ / shares						$ 1
Principal activities and place of operation	Telecommunications operation in Australia
China Unicom (Australia) Operations Pty Limited [member] | Direct [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Russia) Operations Limited Liability Company [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Russia) Operations Limited Liability Company
Place of incorporation/establishment	Russia
Date of incorporation/establishment	Dec. 28, 2016
Nature of legal entity	limited liability company
Issued share capital, value | ₽							₽ 10,000
Principal activities and place of operation	Telecommunications service in Russia
China Unicom (Russia) Operations Limited Liability Company [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Brazil) Telecommunications Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Brazil) Telecommunications Limited
Place of incorporation/establishment	Brazil
Date of incorporation/establishment	Jun. 23, 2016
Nature of legal entity	limited liability company
Issued share capital, value | R$								R$ 1,120,776
Principal activities and place of operation	Telecommunications service in Brazil
China Unicom (Brazil) Telecommunications Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Brazil Holdings Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Brazil) Holdings Ltda.
Place of incorporation/establishment	Brazil
Date of incorporation/establishment	Oct. 27, 2017
Nature of legal entity	Limited liability company
Issued share capital, value | R$								R$ 1,109,128
Principal activities and place of operation	Investment holding
China Unicom Brazil Holdings Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Operations Thailand Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Operations (Thailand) Limited
Place of incorporation/establishment	Thailand
Date of incorporation/establishment	Nov. 20, 2017
Nature of legal entity	Limited liability company
Principal activities and place of operation	Telecommunications serice in Thailand
China Unicom Operations Thailand Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Operations Malaysia Sdn Bhd [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Operations (Malaysia)Sdn Bhd
Place of incorporation/establishment	Malaysia
Date of incorporation/establishment	Nov. 10, 2017
Nature of legal entity	Limited liability
Principal activities and place of operation	Telecommunications service in Malaysia
China Unicom Operations Malaysia Sdn Bhd [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Operations Korea Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Operations Korea Co., Ltd
Place of incorporation/establishment	Korea
Date of incorporation/establishment	Nov. 24, 2017
Nature of legal entity	limited liability company
Principal activities and place of operation	Telecommunications service in Korea
China Unicom Operations Korea Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Unicom Vsens Telecommunications Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Unicom Vsens Telecommunications Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Aug. 19, 2008
Nature of legal entity	limited liability company
Issued share capital, value	¥ 610,526,500
Principal activities and place of operation	Sales of handsets, telecommunication equipment and provision of technical services in the PRC
Unicom Vsens Telecommunications Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom System Integration Limited Corporation [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom System Integration Limited Corporation
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Apr. 30, 2006
Nature of legal entity	limited liability company
Issued share capital, value	¥ 550,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom System Integration Limited Corporation [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Online Information Technology Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Online Information Technology Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Mar. 29, 2006
Nature of legal entity	limited liability company
Issued share capital, value	¥ 100,000,000
Principal activities and place of operation	Provision of internet information services and value-added telecommunications services in the PRC
China Unicom Online Information Technology Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Beijing Telecommunications Planning and Designing Institute Corporation Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Beijing Telecommunications Planning and Designing Institute Corporation Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Apr. 25, 1996
Nature of legal entity	limited liability company
Issued share capital, value	¥ 264,227,115
Principal activities and place of operation	Provision of telecommunications network construction, planning and technical consulting services in the PRC
Beijing Telecommunications Planning and Designing Institute Corporation Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Information Technology Designing & Consulting Institute Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Information Technology Designing & Consulting Institute Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Nov. 11, 1991
Nature of legal entity	limited liability company
Issued share capital, value	¥ 430,000,000
Principal activities and place of operation	Provision of consultancy, survey, design and contract services relating to information projects and construction projects in the telecommunications industry in the PRC
China Information Technology Designing & Consulting Institute Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Information Navigation Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Information Navigation Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Sep. 17, 1998
Nature of legal entity	limited liability company
Issued share capital, value	¥ 6,825,087,800
Principal activities and place of operation	Provision of customer services in the PRC
China Unicom Information Navigation Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Huaxia P&T Project Consultation and Management Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Huaxia P&T Project Consultation and Management Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Mar. 05, 1998
Nature of legal entity	limited liability company
Issued share capital, value	¥ 30,000,000
Principal activities and place of operation	Provision of project consultation and management service in the PRC
Huaxia P&T Project Consultation and Management Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Zhengzhou Kaicheng Industrial Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Zhengzhou Kaicheng Industrial Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Dec. 21, 2005
Nature of legal entity	limited liability company
Issued share capital, value	¥ 2,200,000
Principal activities and place of operation	Provision of property management services in the PRC
Zhengzhou Kaicheng Industrial Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Unicompay Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Unicompay Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Apr. 11, 2011
Nature of legal entity	limited liability company
Issued share capital, value	¥ 250,000,000
Principal activities and place of operation	Provision of e-paymentservices in the PRC
Unicompay Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China United Network Communications Beijing NewSpace Infinite Media Advertising Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China United Network Communications Beijing NewSpace Infinite Media Advertising Limited Corporation
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Jul. 21, 2006
Nature of legal entity	limited liability company
Issued share capital, value	¥ 100,000
Principal activities and place of operation	Provision of advertising design, production, agency and publication in the PRC
China United Network Communications Beijing NewSpace Infinite Media Advertising Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Designing Techniques of Posts and Telecommunications Magazine Office Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Designing Techniques of Posts and Telecommunications Magazine Office Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Dec. 15, 2011
Nature of legal entity	limited liability company
Issued share capital, value	¥ 300,000
Principal activities and place of operation	Provision of magazine publishing services in the PRC
Designing Techniques of Posts and Telecommunications Magazine Office Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Unicom New Horizon Telecommunications Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Unicom New Horizon Telecommunications Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Feb. 14, 2001
Nature of legal entity	limited liability company
Issued share capital, value	¥ 40,233,739,557
Principal activities and place of operation	Provision of lease service of telecommunications networks in the PRC
Unicom New Horizon Telecommunications Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Unicom Cloud Data Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Unicom Cloud Data Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Jun. 04, 2013
Nature of legal entity	limited liability company
Issued share capital, value	¥ 2,854,851,100
Principal activities and place of operation	Provision of technology development, transfer and consulting service in the PRC
Unicom Cloud Data Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Unicom Innovation Investment Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Unicom Innovation Investment Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Apr. 29, 2014
Nature of legal entity	limited liability company
Issued share capital, value	¥ 240,000,000
Principal activities and place of operation	Venture capital investment business in the PRC
Unicom Innovation Investment Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Wostore Technology Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Wostore Technology Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Oct. 24, 2014
Nature of legal entity	limited liability company
Issued share capital, value	¥ 200,000,000
Principal activities and place of operation	Communications technology development and promotion in the PRC
Wostore Technology Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Smart Connection Technology Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Smart Connection Technology Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Aug. 07, 2015
Nature of legal entity	limited liability company
Issued share capital, value	¥ 100,000,000
Principal activities and place of operation	Auto informatization in the PRC
China Unicom Smart Connection Technology Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Finance Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Finance Company
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Jun. 17, 2016
Nature of legal entity	limited liability company
Issued share capital, value	¥ 3,000,000,000
Principal activities and place of operation	Provision of financial services in the PRC
China Unicom Finance Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	91.00%
China Unicom Innovation Investment Company (Shenzhen) Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Innovation Investment Company (Shenzhen) Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Jan. 28, 2016
Nature of legal entity	limited liability company
Principal activities and place of operation	Venture capital investment business in the PRC
China Unicom Innovation Investment Company (Shenzhen) Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Innovation Investment Company (Guizhou) Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Innovation Investment Company (Guizhou) Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Oct. 08, 2016
Nature of legal entity	limited liability company
Issued share capital, value	¥ 1,000,000
Principal activities and place of operation	Venture capital investment business in the PRC
China Unicom Innovation Investment Company (Guizhou) Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	60.00%
China Unicom Innovation Investment(Shenzhen) Investment Centre [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Innovation Investment(Shenzhen) Investment Centre
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Feb. 01, 2016
Nature of legal entity	limited partnership
Issued share capital, value	¥ 28,500,000
Principal activities and place of operation	Venture capital investment business in the PRC
China Unicom Innovation Investment(Shenzhen) Investment Centre [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom Big Data Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom Big Data Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Aug. 24, 2017
Nature of legal entity	limited liability company
Issued share capital, value	¥ 500,000,000
Principal activities and place of operation	Provision of data processing service in the PRC
China Unicom Big Data Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
Liantong Travel Service Beijing Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	Liantong Travel Service (Beijing) Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Sep. 30, 2017
Nature of legal entity	limited liability company
Issued share capital, value	¥ 30,000,000
Principal activities and place of operation	Provision of tourism and information services in the PRC
Liantong Travel Service Beijing Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Guangdong Branch) Intenet Industry Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Guangdong Branch) Internet Industry Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Jan. 05, 2017
Nature of legal entity	limited liability company
Issued share capital, value	¥ 100,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom (Guangdong Branch) Intenet Industry Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom (Zhejiang) Industry Internet Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (Zhejiang) Industry Internet Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Jun. 20, 2017
Nature of legal entity	limited liability company
Issued share capital, value	¥ 50,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom (Zhejiang) Industry Internet Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%
China Unicom ShanDong Industrial Internet Company Limited [member]
Disclosure of subsidiaries [Line Items]
Name	China Unicom (ShanDong) Industrial Internet Company Limited
Place of incorporation/establishment	The PRC
Date of incorporation/establishment	Mar. 03, 2017
Nature of legal entity	limited liability company
Issued share capital, value	¥ 50,000,000
Principal activities and place of operation	Provision of information communications technology services in the PRC
China Unicom ShanDong Industrial Internet Company Limited [member] | Indirectly [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interests held	100.00%